Earnings (Loss) Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 21, 2016	Dec. 31, 2013
Earnings Per Share [Abstract]
Shares Outstanding at the beginning of the period ( in shares)		117,300,618	116,902,355	124,000,000		100,000,000
Weighted-average shares during the period: Shares issuances (in shares)		0	4,000,000	5,000,000
Weighted-average shares during the period: Shares repurchases (in shares)		0	(3,000,000)	0
Prepaid stock purchase contract (TEUs) (in shares)	[1]	12,000,000	0	0
Basic weighted-average shares (in shares)		129,000,000	125,000,000	105,000,000
Dilution from potentially dilutive shares (in shares)	[2]	0	1,000,000	0
Diluted weighted-average shares (in shares)		129,000,000	126,000,000	105,000,000
Settlement shares outstanding, included in the computation of basic earnings (loss) per share					23,092,460

[1]	The minimum settlement amount, or 23,092,460 shares, are considered to be outstanding since June 21, 2016, and are included in the computation of basic earnings (loss) per share. Please read Note 13—Tangible Equity Units for further discussion.
[2]	Entities with a net loss from continuing operations are prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, we have utilized the basic shares outstanding amount to calculate both basic and diluted loss per share for the years ended December 31, 2016 and 2014.